Significant Accounting Policies - Schedule of Land Use Rights Estimate Useful Lives (Details)	Mar. 31, 2026
Land use rights [Member]
Schedule of Land Use Rights Estimate Useful Lives [Line Items]
Estimated useful lives	50 years